Related party transactions - Major transactions with related parties (Details) - Trip.com Group - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Hotel reservation payments collected on behalf of the Group
Related party transactions
Amounts of transaction	¥ 1,741,238	¥ 1,441,229	¥ 692,771
Hotel reservation service fees
Related party transactions
Amounts of transaction	34,745	¥ 28,686	¥ 11,334
Corporate Travel Management Service
Related party transactions
Amounts of transaction	¥ 23,211